Segment Information - Summary of Company's Reportable Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total revenue	$ 148,732	$ 114,860
Cost of sales, excluding depletion	23,366	16,845
Depletion	59,780	35,704
Stream, royalty and other interests impairments	1,086	408
Gain on revaluation of Vale Royalties financial instrument	0	(5,887)
Gain on disposal of stream, royalty and other interests and Other	(59,608)
Income (loss) before taxes	87,769	44,853
Cash flow from operating activities	106,916	81,139
Cash and cash equivalents	7,029	16,166	$ 113,776
Assets	1,974,777	620,858
Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	23,366	16,845
Depletion	59,780	35,704
Stream, royalty and other interests impairments	1,086	408
Gain on revaluation of Vale Royalties financial instrument		(5,887)
Gain on disposal of stream, royalty and other interests and Other	(25,833)
Income (loss) before taxes	90,333	67,790
Cash flow from operating activities	119,379	91,035
Assets	1,799,741	570,039
Operating segments [member] | FIJI | Vatukoula [member]
Disclosure of operating segments [line items]
Assets	14,886	27,716
Material Reconciling Items [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument		0
Gain on disposal of stream, royalty and other interests and Other	(33,775)
Income (loss) before taxes	(2,564)	(22,937)
Cash flow from operating activities	(12,463)	(9,896)
Cash and cash equivalents	7,029	16,166
Investments	129,890	29,057
Other assets	38,117	5,596
Assets	175,036	50,819
Material Reconciling Items [member] | Administrative and Project Evaluation Expenses [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument		0
Gain on disposal of stream, royalty and other interests and Other	0
Income (loss) before taxes	(20,828)	(17,968)
Cash flow from operating activities	(14,269)	(11,492)
Material Reconciling Items [member] | Foreign exchange gain loss [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument		0
Gain on disposal of stream, royalty and other interests and Other	0
Income (loss) before taxes	(790)	(645)
Cash flow from operating activities	0	0
Material Reconciling Items [member] | Gain on revaluation of investments [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument		0
Gain on disposal of stream, royalty and other interests and Other	0
Income (loss) before taxes	1,756	(1,659)
Cash flow from operating activities	0	0
Material Reconciling Items [member] | Finance (expense) income, net
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument		0
Gain on disposal of stream, royalty and other interests and Other	0
Income (loss) before taxes	(16,477)	(1,654)
Cash flow from operating activities	871	38
Material Reconciling Items [member] | Other income statement line item [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument		0
Gain on disposal of stream, royalty and other interests and Other	3,621
Income (loss) before taxes	33	(68)
Cash flow from operating activities	935	1,558
Material Reconciling Items [member] | Gain on Disposal of Investment in Associate [Member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0
Depletion	0
Stream, royalty and other interests impairments	0
Gain on disposal of stream, royalty and other interests and Other	(37,396)
Income (loss) before taxes	37,396
Cash flow from operating activities	0
Material Reconciling Items [member] | Share of net loss of associates [Member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument		0
Gain on disposal of stream, royalty and other interests and Other	0
Income (loss) before taxes	(3,654)	(943)
Cash flow from operating activities	0	0
Antamina Segment [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	339,751	0
Aurizona Segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	9,745	11,124
Blyvoor Segment [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	105,545	0
Bonikro Segment [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	35,306	0
Caserones Segment [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	82,800	0
Chapada [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	46,656	49,709
Diavik [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	5,401	7,742
Fruta del Norte [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	28,658	31,174
Horne 5 Segment [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	78,934	0
Hod Maden [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	206,969	69,131
Hounde [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	30,037	31,179
Greenstone Segment [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	107,234	0
Mercedes Segment [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	64,945	0
Platreef Segment [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	186,640	0
Yamana Silver Stream [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	25,969	37,954
Hugo North Extension and Heruga Segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	35,352	56,628
Relief Canyon [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	13,796	18,910
Vale Royalties Segment [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	116,856	120,543
Other [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	15,300	14,500
Other [member] | MEXICO
Disclosure of operating segments [line items]
Total revenue	4,800	10,900
Other [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	264,261	108,229
Gold [member] | Aurizona Segment [member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	379	815
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument		0
Gain on disposal of stream, royalty and other interests and Other	0
Income (loss) before taxes	6,546	9,029
Cash flow from operating activities	7,925	9,444
Gold [member] | Blyvoor Segment [Member] | Operating segments [member] | SOUTH AFRICA
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	1,199
Depletion	787
Stream, royalty and other interests impairments	0
Gain on disposal of stream, royalty and other interests and Other	0
Income (loss) before taxes	603
Cash flow from operating activities	2,083
Gold [member] | Bonikro Segment [Member] | Operating segments [member] | COTE D'IVOIRE
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	2,422
Depletion	3,106
Stream, royalty and other interests impairments	0
Gain on disposal of stream, royalty and other interests and Other	0
Income (loss) before taxes	(285)
Cash flow from operating activities	3,742
Gold [member] | Fruta del Norte [Member] | Operating segments [member] | ECUADOR
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	2,416	2,304
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument		0
Gain on disposal of stream, royalty and other interests and Other	0
Income (loss) before taxes	4,130	4,063
Cash flow from operating activities	4,757	4,465
Gold [member] | Hounde [member] | Operating segments [member] | BURKINA FASO
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	2,159	1,610
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument		0
Gain on disposal of stream, royalty and other interests and Other	0
Income (loss) before taxes	3,656	2,193
Cash flow from operating activities	3,547	3,802
Gold [member] | Mercedes Segment [Member]
Disclosure of operating segments [line items]
Total revenue	12,400
Gold [member] | Relief Canyon [Member] | Operating segments [member] | UNITED STATES
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	5,121	4,711
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument		0
Gain on disposal of stream, royalty and other interests and Other	0
Income (loss) before taxes	5,770	5,788
Cash flow from operating activities	10,891	10,499
Gold [member] | Vatukoula Segment [Member] | Operating segments [member] | FIJI
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	899
Depletion	2,348
Stream, royalty and other interests impairments	0
Gain on disposal of stream, royalty and other interests and Other	(2,396)
Income (loss) before taxes	3,652
Cash flow from operating activities	3,604
Gold [member] | Other [member]
Disclosure of operating segments [line items]
Total revenue	17,700	25,700
Various [member] | Antamina Segment [Member] | Operating segments [member] | PERU
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0
Depletion	5,676
Stream, royalty and other interests impairments	0
Gain on disposal of stream, royalty and other interests and Other	0
Income (loss) before taxes	(1,407)
Cash flow from operating activities	1,069
Various [member] | Mercedes Segment [Member] | Operating segments [member] | MEXICO
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	2,001
Depletion	8,144
Stream, royalty and other interests impairments	0
Gain on disposal of stream, royalty and other interests and Other	0
Income (loss) before taxes	4,789
Cash flow from operating activities	11,669
Various [member] | Other [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	3,694	4,701
Depletion	7,906	8,070
Stream, royalty and other interests impairments	1,086	408
Gain on revaluation of Vale Royalties financial instrument		0
Gain on disposal of stream, royalty and other interests and Other	(23,437)
Income (loss) before taxes	35,314	18,545
Cash flow from operating activities	21,003	27,096
Copper [member] | Caserones Segment [Member] | Operating segments [member] | CHILE
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0
Depletion	1,656
Stream, royalty and other interests impairments	0
Gain on disposal of stream, royalty and other interests and Other	0
Income (loss) before taxes	959
Cash flow from operating activities	2,747
Copper [member] | Chapada [member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	4,828	4,541
Depletion	3,060	2,963
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument		0
Gain on disposal of stream, royalty and other interests and Other	0
Income (loss) before taxes	8,128	7,614
Cash flow from operating activities	11,188	10,577
Copper [member] | Other [member]
Disclosure of operating segments [line items]
Total revenue	1,300	2,700
Diamonds [member] | Diavik [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	2,491	3,372
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument		0
Gain on disposal of stream, royalty and other interests and Other	0
Income (loss) before taxes	5,715	4,275
Cash flow from operating activities	8,056	7,097
Silver [member] | Mercedes Segment [Member]
Disclosure of operating segments [line items]
Total revenue	2,500
Silver [member] | Yamana Silver Stream [member] | Operating segments [member] | ARGENTINA
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	8,323	7,603
Depletion	11,994	10,415
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument		0
Gain on disposal of stream, royalty and other interests and Other	0
Income (loss) before taxes	7,487	7,442
Cash flow from operating activities	19,480	17,857
Iron Ore [Member] | Vale Royalties Segment [Member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	2,537	1,444
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument		(5,887)
Gain on disposal of stream, royalty and other interests and Other	0
Income (loss) before taxes	5,276	8,841
Cash flow from operating activities	7,618	198
Sales [member]
Disclosure of operating segments [line items]
Total revenue	97,815	71,722
Sales [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	97,815	71,722
Sales [member] | Material Reconciling Items [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Material Reconciling Items [member] | Administrative and Project Evaluation Expenses [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Material Reconciling Items [member] | Foreign exchange gain loss [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Material Reconciling Items [member] | Gain on revaluation of investments [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Material Reconciling Items [member] | Finance (expense) income, net
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Material Reconciling Items [member] | Other income statement line item [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Material Reconciling Items [member] | Gain on Disposal of Investment in Associate [Member]
Disclosure of operating segments [line items]
Total revenue	0
Sales [member] | Material Reconciling Items [member] | Share of net loss of associates [Member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Gold [member] | Aurizona Segment [member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Gold [member] | Blyvoor Segment [Member] | Operating segments [member] | SOUTH AFRICA
Disclosure of operating segments [line items]
Total revenue	2,589
Sales [member] | Gold [member] | Bonikro Segment [Member] | Operating segments [member] | COTE D'IVOIRE
Disclosure of operating segments [line items]
Total revenue	5,243
Sales [member] | Gold [member] | Fruta del Norte [Member] | Operating segments [member] | ECUADOR
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Gold [member] | Hounde [member] | Operating segments [member] | BURKINA FASO
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Gold [member] | Relief Canyon [Member] | Operating segments [member] | UNITED STATES
Disclosure of operating segments [line items]
Total revenue	10,891	10,499
Sales [member] | Gold [member] | Vatukoula Segment [Member] | Operating segments [member] | FIJI
Disclosure of operating segments [line items]
Total revenue	4,503
Sales [member] | Various [member] | Antamina Segment [Member] | Operating segments [member] | PERU
Disclosure of operating segments [line items]
Total revenue	0
Sales [member] | Various [member] | Mercedes Segment [Member] | Operating segments [member] | MEXICO
Disclosure of operating segments [line items]
Total revenue	14,934
Sales [member] | Various [member] | Other [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	15,835	20,645
Sales [member] | Copper [member] | Caserones Segment [Member] | Operating segments [member] | CHILE
Disclosure of operating segments [line items]
Total revenue	0
Sales [member] | Copper [member] | Chapada [member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Total revenue	16,016	15,118
Sales [member] | Diamonds [member] | Diavik [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Silver [member] | Yamana Silver Stream [member] | Operating segments [member] | ARGENTINA
Disclosure of operating segments [line items]
Total revenue	27,804	25,460
Sales [member] | Iron Ore [Member] | Vale Royalties Segment [Member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member]
Disclosure of operating segments [line items]
Total revenue	50,917	43,138
Royalty revenue [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	50,917	43,138
Royalty revenue [member] | Material Reconciling Items [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Material Reconciling Items [member] | Administrative and Project Evaluation Expenses [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Material Reconciling Items [member] | Foreign exchange gain loss [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Material Reconciling Items [member] | Gain on revaluation of investments [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Material Reconciling Items [member] | Finance (expense) income, net
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Material Reconciling Items [member] | Other income statement line item [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Material Reconciling Items [member] | Gain on Disposal of Investment in Associate [Member]
Disclosure of operating segments [line items]
Total revenue	0
Royalty revenue [member] | Material Reconciling Items [member] | Share of net loss of associates [Member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Gold [member] | Aurizona Segment [member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Total revenue	6,925	9,844
Royalty revenue [member] | Gold [member] | Blyvoor Segment [Member] | Operating segments [member] | SOUTH AFRICA
Disclosure of operating segments [line items]
Total revenue	0
Royalty revenue [member] | Gold [member] | Bonikro Segment [Member] | Operating segments [member] | COTE D'IVOIRE
Disclosure of operating segments [line items]
Total revenue	0
Royalty revenue [member] | Gold [member] | Fruta del Norte [Member] | Operating segments [member] | ECUADOR
Disclosure of operating segments [line items]
Total revenue	6,546	6,367
Royalty revenue [member] | Gold [member] | Hounde [member] | Operating segments [member] | BURKINA FASO
Disclosure of operating segments [line items]
Total revenue	5,815	3,803
Royalty revenue [member] | Gold [member] | Relief Canyon [Member] | Operating segments [member] | UNITED STATES
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Gold [member] | Vatukoula Segment [Member] | Operating segments [member] | FIJI
Disclosure of operating segments [line items]
Total revenue	0
Royalty revenue [member] | Various [member] | Antamina Segment [Member] | Operating segments [member] | PERU
Disclosure of operating segments [line items]
Total revenue	4,269
Royalty revenue [member] | Various [member] | Mercedes Segment [Member] | Operating segments [member] | MEXICO
Disclosure of operating segments [line items]
Total revenue	0
Royalty revenue [member] | Various [member] | Other [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	8,728	11,079
Royalty revenue [member] | Copper [member] | Antamina Segment [Member]
Disclosure of operating segments [line items]
Total revenue	2,900
Royalty revenue [member] | Copper [member] | Caserones Segment [Member] | Operating segments [member] | CHILE
Disclosure of operating segments [line items]
Total revenue	2,615
Royalty revenue [member] | Copper [member] | Chapada [member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Diamonds [member] | Diavik [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	8,206	7,647
Royalty revenue [member] | Silver [member] | Antamina Segment [Member]
Disclosure of operating segments [line items]
Total revenue	200
Royalty revenue [member] | Silver [member] | Yamana Silver Stream [member] | Operating segments [member] | ARGENTINA
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Iron Ore [Member] | Vale Royalties Segment [Member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Total revenue	$ 7,813	$ 4,398